ING Mutual Funds

ING Russia Fund

(“Fund”)

Supplement dated June 16, 2011
to the Fund’s Class A and Class I Prospectus dated February 28, 2011
(“Prospectus”)

Effective April 1, 2011, Remco Vergeer was added as a co-portfolio manager to the Fund. Effective immediately, the Fund’s Prospectus is revised as follows:

1.	The sub-section entitled “Portfolio Managers” of the summary section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers
	Angus Alexander Robertson	Remco Vergeer
	Portfolio Manager (since 01/08)	Portfolio Manager (since 04/11)

2.	The first paragraph of the section entitled “Management of the Funds — ING Russia Fund” of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

The following individuals are jointly responsible for the day-to-day management of ING Russia Fund.

3.	The following paragraph is added to the section entitled “Management of the Funds — ING Russia Fund” of the Fund’s Prospectus:

Remco Vergeer, Portfolio Manager, joined IIMA in 2008. He is part of ING’s Global Emerging Markets team headquartered in The Hague and is responsible for stock selection in Eastern European countries as well as focusing on the Russia market. He has been in the asset management industry since July 2001 and was most recently a Senior Investment Analyst in the Global Emerging Markets Corporate Analytics Team, covering the Energy and Utilities Sectors (Equity and Credits). Prior to that he was the co-portfolio manager for the Eastern Europe and Russia funds. Before joining ING IM, he was employed as an Analyst and Co-Portfolio Manager at ABN AMRO Asset Management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS

ING Russia Fund

(“Fund”)

Supplement dated June 16, 2011
to the Funds’ Class A and Class I Statement of Additional Information dated February 28, 2011
(“SAI”)

Effective April 1, 2011, Remco Vergeer was added as a co-portfolio manager to the Fund. Effective immediately, the Fund’s SAI is revised as follows:

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers — Russia Fund” in the Fund’s SAI are hereby deleted in their entirety and replaced with the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Angus Alexander Robertson	1	$432,000,000	2	$306,000,000	0	$0
Remco Vergeer(1)	0	$0	0	$0	0	$0

(1)          As of March 31, 2011.

Ownership of Securities
Dollar Range of
Portfolio Manager	Fund Shares Owned
Angus Alexander Robertson	None
Remco Vergeer (1)	None

(1) As of March 31, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE